CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Operating activities
Loss for the year	$ (3,473,539)	$ (2,436,802)	$ (910,427)
Adjusted for:
Accretion expense - office lease	1,888	3,244	4,376
Amortization of Right-of-use asset	9,895	9,895	9,895
Recognition of flow-through premium liability	0	(62,778)	0
Interest income	(94,679)	(25,089)	(12,410)
Equity-settled share-based payments	416,742	0	640,860
Changes in working capital items:
Amounts receivable and other assets	17,103	(79,421)	(5,265)
Amounts payable and other liabilities	(20,878)	264,572	(165,014)
Due to related parties	(2,504)	(10,066)	(85,791)
Net cash used in operating activities	(3,145,972)	(2,336,445)	(523,776)
Investing activities
Mineral property acquisitions	(41,000)	(33,000)	(250,000)
Interest received	94,679	25,089	12,410
Net cash provided by investing activities	53,679	(7,911)	(237,590)
Financing activities
Office lease payment (base rent portion capitalized under IFRS 16)	(14,104)	(13,612)	(12,956)
Proceeds from exercise of warrants and options	150,000	652,000	0
Proceeds from private placement	4,127,042	3,514,826	550,000
Net cash provided by financing activities	4,262,938	4,153,214	537,044
Increase (decrease) in cash	1,170,645	1,808,858	(224,322)
Cash, beginning of the year	1,906,327	97,469	321,791
Cash, end of the year	3,076,972	1,906,327	97,469
Non-cash transactions
Incremental Fair Value for the shares issued for mineral properties acquisition	$ 9,300	$ 214,350	$ 0